SHARE-BASED COMPENSATION - Nonvested Restricted Shares of Renren plan (Details) - Renren Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average fair value per ordinary shares at the granted dates
Weighted average period for unrecognized compensation cost	3 years 15 days
Restricted Stock
Number of nonvested restricted shares
Balance at the beginning of period	10,802,683
Granted	88,935,342
Vested	(8,404,575)
Forfeited	(17,561,071)
Balance at the end of period	73,772,379	10,802,683
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period	$ 0.95
Granted	0.14
Vested	0.47
Forfeited	0.18
Balance at the end of period	$ 0.21	$ 0.95
Share-based compensation expense	$ 3,917	$ 4,112	$ 4,124
Total unrecognized compensation cost	$ 15,345
Weighted average period for unrecognized compensation cost	5 years 2 months 19 days